Property, plant and equipment	9 Months Ended
Sep. 30, 2022
Property, plant and equipment.
Property, plant and equipment

14.Property, plant and equipment

							Total
							(excluding
	Towers		Land	Furniture		Capital	Right of
	and tower	Fiber	and	and office	Motor	work in	use	Right of
	equipment	assets	buildings	equipment	vehicles	progress	asset)	use assets
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Cost
At January 1, 2021	2,660,120	—	47,436	18,169	20,148	74,646	2,820,519	549,594
Additions during the year	20,995	—	825	5,056	6,012	224,479	257,367	113,722
Additions through business combinations***	77,142	226,538	968	93	—	5,495	310,236	41,709
Reclassification	124,548	23,241	5,999	—	—	(153,788)	—	—
Transfer from advance payments	111,439	7,862	4,112	—	—	3,959	127,372	—
Disposals*	(21,359)	—	—	(82)	(1,825)	—	(23,266)	(18,872)
Effects of movement in exchange rates	(143,357)	(6,951)	(3,072)	(1,038)	(877)	(8,438)	(163,733)	(35,649)
At December 31, 2021***	2,829,528	250,690	56,268	22,198	23,458	146,353	3,328,495	650,504

At January 1, 2022	2,829,528	250,690	56,268	22,198	23,458	146,353	3,328,495	650,504
Additions during the period ****	(12,733)	48,207	2,549	6,185	5,247	220,287	269,742	77,960
Additions through business combinations (note 27) *****	301,674	—	885	—	—	—	302,559	179,810
Reclassification	95,447	9,130	1,428	512	—	(106,517)	—	—
Transfer from advance payments	17,656	13,908	3,070	6	—	29,350	63,990	—
Disposals*	(204,914)	—	—	(454)	(602)	—	(205,970)	(11,383)
Effects of movement in exchange rates	(127,126)	9,701	(2,090)	(1,126)	(954)	(10,988)	(132,583)	(37,652)
At September 30, 2022	2,899,532	331,636	62,110	27,321	27,149	278,485	3,626,233	859,239

Accumulated depreciation and impairment
At January 1, 2021	1,352,192	—	1,728	14,291	14,268	—	1,382,479	81,464
Charge for the year	272,068	5,366	296	3,806	2,902	—	284,438	60,685
Impairment	48,391	—	(318)	—	—	—	48,073	2,797
Disposals*	(14,660)	—	—	(73)	(1,816)	—	(16,549)	(8,634)
Effects of movement in exchange rates	(82,676)	(12)	(69)	(867)	(583)	—	(84,207)	(6,459)
At December 31, 2021	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853

At January 1, 2022	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853
Charge for the period**	200,509	40,018	238	4,436	3,443	—	248,644	54,465
Impairment/(reversal of impairment)	(1,084)	98	—	—	—	—	(986)	2,578
Disposals*	(190,418)	—	—	(301)	(588)	—	(191,307)	(8,643)
Effects of movement in exchange rates	(51,053)	1,505	(7)	(951)	(603)	—	(51,109)	(7,722)
At September 30, 2022	1,533,269	46,975	1,868	20,341	17,023	—	1,619,476	170,531

Net book value
At December 31, 2021	1,254,213	245,336	54,631	5,041	8,687	146,353	1,714,261	520,651
At September 30, 2022	1,366,263	284,661	60,242	6,980	10,126	278,485	2,006,757	688,708
*	The disposals value of right of use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms.
**

The charge for the period does not agree to the charge in the condensed consolidated statement of income and other comprehensive income due to the indirect taxes benefit of $0.8 million in IHS Brasil Cessão de Infraestruturas S.A. claimed through depreciation over the useful life of the asset.

***	Re-presented to reflect the remeasurement period adjustments in respect of updates to the accounting for the acquisition of Fiberco Soluções de Infraestrutura S.A. in November 2021 (refer to note 27).

**** Includes net movements in assets relating to the decommissioning and site restoration provision.

*****Includes subsequent asset acquisitions on business combination transactions.

Capital work-in-progress comprises mainly of tower and tower equipment still under construction and not yet available for use. The Group transfers such assets to the appropriate class once they are available for use. There were no qualifying borrowing costs capitalized during the year.

The reversal of impairment in the period ended September 30, 2022 relates to previously impaired towers and tower equipment disposed of in the current period. The impairment in the year ended December 31, 2021 is primarily driven by the rationalization program agreed with a Key Customer which resulted in the impairment of the related Towers. It was determined that the recoverable amounts were lower than carrying amounts and therefore their carrying amounts were written down to the recoverable amount. The impairment losses have been recognized in cost of sales in the consolidated statement of (loss)/income and other comprehensive loss.